Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Discount rate	2.10%	2.50%	2.70%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	2.00%	1.60%	1.60%
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.00%	5.00%	5.00%